SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2021	2020
Long-term debt:
5.75% senior unsecured convertible bonds due 2021	—	212,230
NOK700 million senior unsecured floating rate bonds due 2023	79,507	81,572
4.875% senior unsecured convertible bonds due 2023	137,900	139,900
NOK700 million senior unsecured floating rate bonds due 2024	78,939	80,989
NOK600 million senior unsecured floating rate bonds due 2025	61,334	62,927
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	—
Lease debt financing	126,955	—
Borrowings secured on Frontline shares	15,639	15,639
U.S. dollar denominated floating rate debt due through 2029	1,253,481	1,070,137
Total debt principal	1,903,755	1,663,394
Less: unamortized debt issuance costs	(14,541)	(14,325)
Less: current portion of long-term debt	(302,769)	(484,956)
Total long-term debt	1,586,445	1,164,113

Schedule of maturities of debt
The outstanding debt as of December 31, 2021, is repayable as follows:

Year ending December 31,	(in thousands of $)
2022	302,769
2023	672,974
2024	350,226
2025	304,687
2026	170,247
Thereafter	102,852
Total debt principal	1,903,755

Schedule of interest rate information
Interest rate information

	December 31, 2021	December 31, 2020
Weighted average interest rate*	2.68%	2.91%
US Dollar LIBOR	0.21%	0.24%
Norwegian Interbank Offered Rate ("NIBOR")	0.95%	0.49%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.